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One Financial Center
Boston, MA 02111



June 3, 2003


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust V (Trust)
          Liberty California Tax-Exempt Fund (Fund)
          Liberty Connecticut Tax-Exempt Fund (Fund)
          Liberty Massachusetts Tax-Exempt Fund (Fund)
          Liberty New York Tax-Exempt Fund (Fund)
          File Nos. 33-12109 & 811-5030
          -----------------------------

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information dated June 1, 2003 for the Funds do not differ from that contained in Post-Effective Amendment No. 38 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on May 28, 2003.

The Funds' Prospectus and Statement of Additional Information dated June 1, 2003, are now being used in connection with the public offering and sale of shares of the Funds.

The Funds are a separate portfolio of the Trust.

Very truly yours,

LIBERTY FUNDS TRUST V



Tracy S. DiRienzo
Assistant Secretary